Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [Member]	Other equity interest [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance – Value at Dec. 31, 2021	$ 293,410	$ 5,085	$ 89,788	$ (334,619)	$ (678)	$ 52,986
IfrsStatementLineItems [Line Items]
Net loss				(2,640)		(2,640)
Foreign currency translation adjustments					37	37
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability				2,749		2,749
Comprehensive income (loss)				109	37	146
Share-based compensation costs (note 5)			27			27
Balance – Value at Mar. 31, 2022	293,410	5,085	89,815	(334,510)	(641)	53,159
Balance – Value at Dec. 31, 2022	293,410	5,085	90,332	(352,084)	(967)	35,776
IfrsStatementLineItems [Line Items]
Net loss				(4,255)		(4,255)
Foreign currency translation adjustments					(168)	(168)
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability				(162)		(162)
Comprehensive income (loss)				(4,417)	(168)	(4,585)
Share-based compensation costs (note 5)			17			17
Balance – Value at Mar. 31, 2023	$ 293,410	$ 5,085	$ 90,349	$ (356,501)	$ (1,135)	$ 31,208